SUBSEQUENT EVENTS (Details Textual) - USD ($)			1 Months Ended
	Apr. 05, 2017	Dec. 09, 2016	Aug. 27, 2018
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 4,063,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year		1 year
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,956,000
Subsequent Event [Member] | 2015 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.28
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 32,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2015 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 2,503,680